Federated Hermes Sustainable High Yield Bond Fund, Inc.
Portfolio of Investments
December 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.0%
	Aerospace/Defense—1.7%
$ 350,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 359,751
700,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	726,741
825,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	851,828
1,825,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	1,901,046
450,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	458,490
675,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	706,743
2,000,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,053,614
400,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	416,928
975,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	973,300
	TOTAL	8,448,441
	Airlines—0.2%
120,833	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	121,068
700,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	713,261
	TOTAL	834,329
	Automotive—3.0%
225,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	232,067
1,325,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	1,368,473
925,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	973,182
950,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	994,232
2,025,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	2,101,115
1,650,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,430,522
2,050,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	2,118,051
2,450,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,590,240
1,275,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	1,290,806
1,825,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,913,925
	TOTAL	15,012,613
	Building Materials—3.2%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	521,801
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	192,921
750,000	Camelot Return Merger SU, Sr. Secd. Note, 144A, 8.750%, 8/1/2028	581,801
525,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	544,275
1,375,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	1,303,982
1,125,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	1,166,884
1,300,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	1,333,560
525,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	509,833
1,500,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	1,540,214
1,875,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	1,959,785
775,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	712,465
425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	410,289
1,925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	1,967,546
700,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	721,172
1,200,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	1,214,546
1,450,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	1,505,482
	TOTAL	16,186,556

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—6.4%
$ 425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	$ 381,727
1,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,287,237
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	617,138
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,554,584
675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	591,637
1,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,266,261
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	548,809
1,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,513,787
2,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,998,411
2,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,102,475
1,000,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	981,816
375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	372,865
1,750,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,612,780
925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	905,414
1,300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,237,259
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	731,352
3,275,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	3,122,057
3,600,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	3,588,441
1,100,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	970,868
400,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	371,740
1,700,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	1,675,863
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	184,800
1,075,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	981,238
1,525,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,381,243
250,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 7.500%, 1/15/2033	253,514
2,000,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	1,892,333
	TOTAL	32,125,649
	Chemicals—4.1%
800,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	772,244
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	158,380
1,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	1,005,825
2,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	1,991,317
700,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	717,118
1,675,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,638,348
800,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	799,617
2,250,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	2,337,676
2,825,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	2,841,531
1,175,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	1,141,471
1,000,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	1,027,313
1,300,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,266,177
1,600,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,502,932
600,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	605,648
248,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	247,545
750,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	760,117
250,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	256,953
1,225,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,170,825
	TOTAL	20,241,037
	Construction Machinery—1.5%
1,000,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	1,013,947
1,525,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	1,605,861

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 875,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	$ 928,352
925,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	950,963
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	630,512
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	950,657
1,300,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,318,672
250,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	249,974
	TOTAL	7,648,938
	Consumer Cyclical Services—2.3%
450,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	468,788
1,700,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	1,792,605
2,000,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,980,945
1,131,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,133,276
1,000,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,003,510
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,283,116
250,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	248,950
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,353,361
375,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	379,770
700,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	725,249
1,125,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,177,753
	TOTAL	11,547,323
	Consumer Products—2.0%
450,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	456,181
1,700,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	1,840,427
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,578,407
1,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,240,836
1,675,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	1,608,761
800,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	750,004
2,550,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	2,474,561
	TOTAL	9,949,177
	Diversified Manufacturing—1.9%
3,275,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	3,415,046
175,000	EMRLD Borrower LP, Sr. Secd. Note, 144A, 6.750%, 7/15/2031	184,596
250,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	258,599
1,575,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,637,575
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	646,199
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	652,943
1,000,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,045,414
1,500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,522,618
	TOTAL	9,362,990
	Environmental—0.2%
1,100,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	1,130,612
	Finance Companies—2.6%
1,950,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	2,073,581
2,550,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	2,604,178
1,225,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	1,250,985
750,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	752,122
500,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	507,032
75,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	77,569
900,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	939,482
1,800,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	1,774,968

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	$ 797,456
1,725,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,639,336
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	418,417
	TOTAL	12,835,126
	Food & Beverage—2.5%
1,225,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,225,885
2,250,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,327,966
3,600,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	3,652,287
600,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	619,295
775,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	783,509
375,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	385,772
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	395,068
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,244,849
650,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	662,684
975,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,009,835
	TOTAL	12,307,150
	Gaming—2.9%
1,600,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,598,865
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	464,421
1,650,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	1,605,795
550,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	563,727
375,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	388,547
750,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	719,920
1,225,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,240,763
1,500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,541,387
500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	522,640
1,450,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,449,366
450,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	462,699
1,125,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,159,763
1,075,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	1,097,789
1,125,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	1,218,041
375,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	383,661
	TOTAL	14,417,384
	Health Care—5.3%
2,150,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,141,831
1,025,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	984,728
1,975,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,965,809
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	421,125
200,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	178,190
525,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	494,021
675,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	677,437
975,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	1,025,289
1,000,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	1,047,054
175,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	183,088
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	600,283
650,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	680,009
1,175,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,219,863
1,275,000	Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	1,245,680
6,350,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	6,388,075
450,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	465,755

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 2,225,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	$ 2,294,823
750,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	739,451
600,000		Tenet Healthcare Corp., 4.625%, 6/15/2028	603,340
400,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	402,263
800,000		Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	811,485
850,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	884,892
752,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	755,822
325,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.000%, 11/15/2033	334,821
		TOTAL	26,545,134
		Health Insurance—0.1%
350,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2033	357,119
		Independent Energy—2.7%
1,450,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	1,519,870
499,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	508,434
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	805,206
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	674,383
375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	388,378
225,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	287,130
450,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	486,154
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	943,807
1,000,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	1,038,651
500,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	515,822
1,400,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	1,462,398
425,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	419,375
225,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	228,100
625,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	94
1,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,326,574
375,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	370,344
1,775,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,764,051
675,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	663,997
		TOTAL	13,402,768
		Industrial - Other—1.5%
200,000		Madison laq LLC, Sr. Secd. Note, 144A, 4.125%, 6/30/2028	196,686
4,825,000		Madison laq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	4,799,547
2,300,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,383,207
		TOTAL	7,379,440
		Insurance - P&C—10.3%
1,500,000		Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	1,568,203
950,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	954,156
1,500,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	1,557,178
2,000,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	2,076,331
900,000		AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	926,133
3,575,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,518,676
2,425,000		Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	2,466,303
800,000		Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	839,260
5,850,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	6,103,744
3,125,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	3,240,085
5,900,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	5,920,897
2,075,000		Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	2,179,746
2,075,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	2,076,197

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 3,350,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	$ 3,518,100
2,200,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	2,307,367
1,975,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	1,908,328
3,750,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	3,888,293
1,050,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	1,031,821
1,425,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,456,931
3,900,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	4,092,383
	TOTAL	51,630,132
	Lodging—1.7%
800,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	743,260
300,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	292,451
825,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	831,082
450,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	460,764
1,350,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,394,032
400,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	401,573
675,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	700,495
150,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	156,535
1,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,135,047
1,000,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	990,556
1,400,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,446,669
	TOTAL	8,552,464
	Media Entertainment—2.5%
1,475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	1,476,090
250,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 5.375%, 11/1/2033	248,674
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	329,770
550,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	546,301
650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	653,937
950,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	1,006,121
2,700,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,640,756
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	293,612
275,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	295,770
1,950,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	1,874,642
825,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	841,497
500,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	518,220
2,000,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	1,412,500
400,000	WMG Acquisition Corp., Sr. Secd. Note, 144A, 3.750%, 12/1/2029	385,373
	TOTAL	12,523,263
	Metals & Mining—0.7%
350,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	355,941
1,025,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,010,196
700,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	718,375
475,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	494,429
750,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	791,745
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	261,446
	TOTAL	3,632,132
	Midstream—4.3%
1,125,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,125,743
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,483,202
1,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	1,107,226
600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	604,828

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 450,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	$ 466,051
1,150,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,204,542
1,250,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,327,341
3,200,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	3,117,415
2,725,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,668,693
400,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	392,606
1,550,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,557,240
175,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	177,852
250,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	255,595
275,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	285,033
1,250,000		Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	1,274,711
1,000,000		Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,056,570
2,400,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	2,401,405
		TOTAL	21,506,053
		Oil Field Services—0.4%
1,000,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	1,049,250
825,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	811,397
		TOTAL	1,860,647
		Packaging—3.3%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
539,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	585,113
650,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	665,204
2,900,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,732,513
675,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	624,602
750,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	771,853
1,400,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,440,522
250,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	256,563
500,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	508,702
1,600,000		Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	1,637,734
500,000		Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	512,565
525,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	521,344
325,000		OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	314,776
850,000		Sealed Air Corp., 144A, 6.500%, 7/15/2032	883,884
225,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	226,999
1,325,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,347,713
250,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	260,648
675,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	724,107
2,300,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	2,497,561
		TOTAL	16,512,403
		Paper—0.7%
1,950,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,833,526
275,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	263,368
900,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	854,408
400,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	400,488
		TOTAL	3,351,790
		Pharmaceuticals—2.8%
1,400,000		Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	1,480,584
4,075,000		Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	4,241,125
225,000		Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	230,747
1,425,000		Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	1,498,034

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 2,375,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	$ 2,347,307
1,350,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	1,383,641
1,450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,182,014
1,750,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,450,636
	TOTAL	13,814,088
	Restaurant—1.8%
375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	363,642
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	4,076,359
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	997,315
400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	407,774
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	333,993
600,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	599,773
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,790,533
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	253,436
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	350,705
	TOTAL	9,173,530
	Retailers—3.0%
1,150,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	1,154,925
525,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	519,418
1,550,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,524,916
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	364,645
1,325,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	1,353,766
625,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	593,386
1,300,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	1,203,115
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	257,717
2,200,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,104,743
950,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	936,630
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	449,777
975,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	982,367
1,400,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	1,463,691
2,125,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	2,199,698
	TOTAL	15,108,794
	Supermarkets—1.1%
825,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	793,392
1,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	1,112,973
1,125,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	1,130,957
775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	780,613
1,175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,209,235
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	410,038
	TOTAL	5,437,208
	Technology—15.6%
1,950,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	1,914,267
3,500,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	3,492,442
2,300,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	2,371,010
750,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	723,966
1,250,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	1,274,666
3,125,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	2,957,550
3,325,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	3,465,316
1,725,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	1,748,715
675,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	669,382

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 675,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	$ 705,773
1,800,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,795,440
2,275,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,294,501
475,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	435,941
2,025,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	1,884,885
1,575,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,529,029
500,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	511,076
1,200,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	1,203,812
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	675,118
850,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	867,642
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	494,993
550,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	566,683
1,225,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	1,279,745
2,100,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	2,174,426
3,075,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,024,707
1,250,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,286,020
1,000,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,009,017
1,825,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	1,875,828
1,650,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	1,717,280
5,300,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	4,627,656
850,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	847,529
607,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	604,567
1,200,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,249,284
575,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	564,640
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	237,601
550,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	513,820
575,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	593,381
4,050,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,987,864
1,450,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,447,646
725,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	735,473
700,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	744,969
1,999,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,270,527
350,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	343,303
875,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	889,173
125,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	117,382
450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	471,554
300,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	309,926
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,654,142
425,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	442,524
950,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	920,680
1,275,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,250,108
3,375,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	3,472,176
1,025,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	982,083
1,350,000	VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	1,338,162
1,750,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	1,804,265
350,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	362,773
	TOTAL	77,732,438
	Transportation Services—0.3%
1,450,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,519,407

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.1%
$ 1,575,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	$ 1,536,146
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,724,339
700,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	705,243
1,175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,176,063
1,325,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	1,404,033
475,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	470,382
850,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	871,370
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	228,840
950,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	998,864
1,350,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,421,144
		TOTAL	10,536,424
		Wireless Communications—0.3%
1,300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,297,075
		TOTAL CORPORATE BONDS (IDENTIFIED COST $469,089,211)	473,919,634
		COMMON STOCKS—0.1%
		Media Entertainment—0.0%
4,686	[2,3]	Audacy Capital Corp.	80,880
		Packaging—0.1%
30,942	[2,3]	Yeoman Capital S.A.	272,723
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,528,986)	353,603
		WARRANTS—0.0%
		Media Entertainment—0.0%
5,680	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	57
947	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	9
		TOTAL WARRANTS (IDENTIFIED COST $1,912)	66
		INVESTMENT COMPANY—3.5%
17,471,249		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[4] (IDENTIFIED COST $17,471,249)	17,471,249
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $491,091,358)	491,744,552
		OTHER ASSETS AND LIABILITIES - NET—1.4%[5]	7,084,586
		NET ASSETS—100%	$498,829,138
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$17,993,801
Purchases at Cost	$99,229,772
Proceeds from Sales	$(99,752,324)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$17,471,249
Shares Held as of 12/31/2025	17,471,249
Dividend Income	$585,108

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$473,919,634	$0	$473,919,634
Equity Securities:
Common Stocks
International	—	—	272,723	272,723
Domestic	—	—	80,880	80,880
Warrants	—	—	66	66
Investment Company	17,471,249	—	—	17,471,249
TOTAL SECURITIES	$17,471,249	$473,919,634	$353,669	$491,744,552

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind